Supplementary Data - Reserves of Oil and Gas (unaudited): Capitalized Costs Relating to Oil and Gas Producing Activities (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Oil and gas properties-not being amortized	$ 9,667,891	$ 621,943
Oil and gas properties-being amortized	556,527	556,527
Costs Incurred Acquisition of Oil And Gas Properties With Proved Reserves	10,224,418	1,178,470
Accumulated depletion	(235,087)	(216,743)
Net Property and Equipment	9,989,331	961,727
Australia
Oil and gas properties-not being amortized	9,666,013
Oil and gas properties-being amortized	554,027
Capitalized Costs, Oil and Gas Producing Activities, Net	10,220,040
Accumulated depletion	(232,643)
Net Property and Equipment	9,987,397
United States
Oil and gas properties-not being amortized	1,878
Oil and gas properties-being amortized	2,500
Capitalized Costs, Oil and Gas Producing Activities, Net	4,378
Accumulated depletion	(2,444)
Net Property and Equipment	$ 1,934